Summary of Significant Accounting Policies - Schedule of Revenue by End-user Geography (Details) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Schedule of Revenue by End-user Geography [Line Items]
Total revenue	$ 82,509,410	$ 90,370,793	$ 68,424,577
Japan [Member]
Schedule of Revenue by End-user Geography [Line Items]
Total revenue	52,767,454	62,892,062	55,747,390
South Korea [Member]
Schedule of Revenue by End-user Geography [Line Items]
Total revenue	10,492,567	9,338,947	3,242,329
North America [Member]
Schedule of Revenue by End-user Geography [Line Items]
Total revenue	6,169,260	7,517,998	4,174,329
Foreign – Taiwan [Member]
Schedule of Revenue by End-user Geography [Line Items]
Total revenue	7,958,882	4,647,850	2,773,851
Europe [Member]
Schedule of Revenue by End-user Geography [Line Items]
Total revenue	2,482,756	3,050,071	1,386,754
Other [Member]
Schedule of Revenue by End-user Geography [Line Items]
Total revenue	$ 2,638,491	$ 2,923,865	$ 1,099,924